Loans and Allowance for Credit Losses - Schedule of Allowance for Credit Losses and Recorded Investment in Loans (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Allowance for credit losses:
Provision for (reversal of) credit loss expense	$ (154)	$ (154)	$ (146)	$ (454)
Impact of adopting ASC 326	3,918			3,918
Losses charged off				(138)
Recoveries				39
Balance, end of period	3,918			3,918
Allowance for loan losses:
Balance, beginning of period				2,052	$ 3,673
Provision charged to expense					(955)
Losses charged off					(722)
Recoveries					56
Balance, end of period					2,052
Allocation:
Ending balance: individually evaluated for credit losses	0			0
Ending balance: collectively evaluated for credit losses	3,918			3,918
Ending balance: collectively evaluated for impairment					2,052
Loans:
Ending balance: individually evaluated for impairment	326			326
Ending balance: collectively evaluated for impairment	482,910			482,910
Ending balance: individually evaluated for impairment					123
Ending balance: collectively evaluated for impairment					460,752
ASU No. 2016-13 | Adoption Impact
Allowance for credit losses:
Impact of adopting ASC 326	2,419			2,419
Balance, end of period	2,419			2,419
Commercial and Industrial
Allowance for credit losses:
Provision for (reversal of) credit loss expense				(421)
Impact of adopting ASC 326	573			573
Losses charged off				0
Recoveries				24
Balance, end of period	573			573
Allowance for loan losses:
Balance, beginning of period				215	1,046
Provision charged to expense					(842)
Losses charged off					(16)
Recoveries					27
Balance, end of period					215
Allocation:
Ending balance: individually evaluated for credit losses	0			0
Ending balance: collectively evaluated for credit losses	573			573
Ending balance: individually evaluated for impairment					0
Ending balance: collectively evaluated for impairment					215
Loans:
Ending balance: individually evaluated for impairment	0			0
Ending balance: collectively evaluated for impairment	91,294			91,294
Ending balance: individually evaluated for impairment					0
Ending balance: collectively evaluated for impairment					90,548
Commercial and Industrial | ASU No. 2016-13 | Adoption Impact
Allowance for credit losses:
Impact of adopting ASC 326	755			755
Balance, end of period	755			755
Commercial Real Estate
Allowance for credit losses:
Provision for (reversal of) credit loss expense				205
Impact of adopting ASC 326	1,408			1,408
Losses charged off				0
Recoveries				0
Balance, end of period	1,408			1,408
Allowance for loan losses:
Balance, beginning of period				815	1,235
Provision charged to expense					141
Losses charged off					(561)
Recoveries					0
Balance, end of period					815
Allocation:
Ending balance: individually evaluated for credit losses	0			0
Ending balance: collectively evaluated for credit losses	1,408			1,408
Ending balance: individually evaluated for impairment					0
Ending balance: collectively evaluated for impairment					815
Loans:
Ending balance: individually evaluated for impairment	8			8
Ending balance: collectively evaluated for impairment	291,851			291,851
Ending balance: individually evaluated for impairment					123
Ending balance: collectively evaluated for impairment					270,189
Commercial Real Estate | ASU No. 2016-13 | Adoption Impact
Allowance for credit losses:
Impact of adopting ASC 326	388			388
Balance, end of period	388			388
Residential
Allowance for credit losses:
Provision for (reversal of) credit loss expense				(352)
Impact of adopting ASC 326	1,843			1,843
Losses charged off				0
Recoveries				0
Balance, end of period	1,843			1,843
Allowance for loan losses:
Balance, beginning of period				816	1,121
Provision charged to expense					(303)
Losses charged off					(2)
Recoveries					0
Balance, end of period					816
Allocation:
Ending balance: individually evaluated for credit losses	0			0
Ending balance: collectively evaluated for credit losses	1,843			1,843
Ending balance: individually evaluated for impairment					0
Ending balance: collectively evaluated for impairment					816
Loans:
Ending balance: individually evaluated for impairment	318			318
Ending balance: collectively evaluated for impairment	93,046			93,046
Ending balance: individually evaluated for impairment					0
Ending balance: collectively evaluated for impairment					94,012
Residential | ASU No. 2016-13 | Adoption Impact
Allowance for credit losses:
Impact of adopting ASC 326	1,379			1,379
Balance, end of period	1,379			1,379
Installment
Allowance for loan losses:
Balance, beginning of period				206	271
Provision charged to expense					49
Losses charged off					(143)
Recoveries					29
Balance, end of period					206
Allocation:
Ending balance: individually evaluated for impairment					0
Ending balance: collectively evaluated for impairment					206
Loans:
Ending balance: individually evaluated for impairment					0
Ending balance: collectively evaluated for impairment					6,003
Consumer
Allowance for credit losses:
Provision for (reversal of) credit loss expense				114
Impact of adopting ASC 326	94			94
Losses charged off				(138)
Recoveries				15
Balance, end of period	94			94
Allowance for loan losses:
Balance, beginning of period				206
Balance, end of period					$ 206
Allocation:
Ending balance: individually evaluated for credit losses	0			0
Ending balance: collectively evaluated for credit losses	94			94
Loans:
Ending balance: individually evaluated for impairment	0			0
Ending balance: collectively evaluated for impairment	6,719			6,719
Consumer | ASU No. 2016-13 | Adoption Impact
Allowance for credit losses:
Impact of adopting ASC 326	(103)			(103)
Balance, end of period	$ (103)			$ (103)